Concentrations	12 Months Ended
Sep. 30, 2015
Risks and Uncertainties [Abstract]
Concentrations

11. Concentrations.

Market: The Company primarily serves customers in the petroleum industry in the Southeastern U.S. Significant economic disruption or downturn in this geographic region or within these industries could have an adverse effect on our financial statements.

Customers: During fiscal 2015, the Company’s ten largest customers accounted for approximately 58.9% of our revenue and one of these customers accounted for 22.0% of our revenue. During the second quarter, we were informed by one of these customers that we would not be able to retain a sizeable piece of their business going forward at the rates we quoted them during a competitive bid process. Management elected to let this business go in the second quarter and attempt to replace it with new business at better rates rather than to lower our quoted rates to retain that business. Accounts receivable from the ten largest customers was $4,596,000 and $4,075,000 at September 30, 2015 and September 30, 2014 respectively. The loss of any one of these ten customers could have a material adverse effect on the Company’s revenues and income.

Deposits: The Company places its cash and cash equivalents with high credit quality institutions. At times, such amounts may exceed FDIC limits.